Long Term Notes Payable: Schedule of Maturities Of Long Term Debt (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Long-term Debt, Maturities, Repayments of Principal in Year Two		$ 112,500
Long-term Debt, Maturities, Repayments of Principal in Year Three		175,000
Long-term Debt, Maturities, Repayments of Principal in Year Four		62,500
Notes Payable		350,000
Debt Instrument, Unamortized Discount		(4,093)
Long term notes payable, net of discount	$ 347,023	$ 345,907	$ 218,750